Pensions and Other Employee Benefits - Cash Contributions and Expenses under Multi-Employer Benefit Plans (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2013 Funds	Dec. 31, 2012	Dec. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Minimum percentage funded to have green zone status rating	80.00%
Period of amortization of pension fund	5 years
Percentage of total plan contributions		6.00%	6.00%
Percentage of contributions from reportable segment	72.00%
Number of pension funds included in Other Pension Funds	3